Business combination - Schedule of Purchase Price Allocation Digital Clues LTD (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 11, 2021	Dec. 31, 2020	[1]
Business Acquisition [Line Items]
Goodwill	$ 26,829		$ 9,463
Digital Clues LTD
Business Acquisition [Line Items]
Net assets		$ (890)
Intangible assets acquired		3,524
Goodwill		17,366
Total		20,000
Digital Clues LTD | Core technology
Business Acquisition [Line Items]
Intangible assets acquired		3,347
Digital Clues LTD | Customer relationship
Business Acquisition [Line Items]
Intangible assets acquired		$ 177

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.